Convertible Note Payable - Disclosure of detailed information about changes in the convertible note payable (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2018	Aug. 31, 2020	Aug. 31, 2019
Convertible Note Payable [Abstract]
Beginning balance, convertible note payable		$ 175,000	$ 0
Issued	$ 500,000		500,000
Interest			100,000
Converted to common shares		(175,000)	(425,000)
Ending balance, convertible note payable		$ 0	$ 175,000